[PwC Office Letterhead]

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of The Marsico
Investment Fund and Shareholders of
Marsico Focus Fund, Marsico Growth
Fund, Marsico Midcap Growth Focus
Fund, Marsico International
Opportunities Fund and Marsico Global
Fund

In planning and performing our audits
of the financial statements of Marsico
Focus Fund, Marsico Growth Fund,
Marsico Midcap Growth Focus Fund,
Marsico International Opportunities
Fund and Marsico Global Fund
(constituting The Marsico Investment
Fund, hereafter collectively referred to as the Funds) as of and for the year ended September 30, 2022, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Funds internal control
over financial reporting, including
controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Funds internal control over financial
reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in
the Funds internal control over financial reporting and their operations, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2022.


This report is intended solely for the
information and use of the Board of
Trustees of The Marsico Investment
Fund and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.



/s/ PricewaterhouseCoopers LLP
Denver, Colorado
November 16, 2022
1

1